Segment information - Net sales by major product and services (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Net sales by major product and services
Revenue	$ 140,199	$ 190,510	$ 91,642
Sales of PV solar system
Net sales by major product and services
Revenue	14,914	77,438
EPC revenue
Net sales by major product and services
Revenue	13,493	48,014	87,281
Trading revenue of PV solar components
Net sales by major product and services
Revenue	90,108	41,623	1,080
Electricity revenue with PPAs
Net sales by major product and services
Revenue	16,022	16,226	2,144
Pre-development project sales
Net sales by major product and services
Revenue		4,545
Financial service revenue
Net sales by major product and services
Revenue	4,387	1,486
Others
Net sales by major product and services
Revenue	$ 1,275	$ 1,178	$ 1,137